Trade and Other Payables - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Donetsk Electrometallurgical Plant [member]
Trade and other payables [line items]
Payables for acquisition of subsidiary	₽ 381	₽ 4,010